Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks

	2018		2017
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks	On shareholders’		On shareholders’
Estimated approximate effect	equity	On net income	equity	On net income
20% increase in lapse rates	94	109	69	94
20% decrease in lapse rates	(139)	(154)	(124)	(155)
10% increase in mortality rates	478	105	514	91
10% decrease in mortality rates	(965)	(532)	(1,011)	(577)
10% increase in morbidity rates	(525)	(446)	(492)	(463)
10% decrease in morbidity rates	183	125	189	142

Summary of Insurance Contracts for General Account

Insurance contracts for general account

	2018	2017
Life insurance	102,418	98,422
Non-life insurance
- Unearned premiums and unexpired risks	5,341	5,447
- Outstanding claims	2,338	2,206
- Incurred but not reported claims	820	830
Incoming reinsurance	4,377	3,913
At December 31	115,294	110,818

	2018	2017
Non-life insurance:
- Accident and health insurance	8,247	8,225
- General insurance	252	259
Total non-life insurance	8,499	8,484

Movements during the year in life insurance:	2018	2017
At January 1	98,422	105,763
Acquisitions	-	-
Disposals	-	-
Portfolio transfers and acquisitions	95	139
Gross premium and deposits – existing and new business	6,293	6,498
Unwind of discount/interest credited	3,711	4,200
Insurance liabilities released	(9,582)	(9,247)
Changes in valuation of expected future benefits	617	(1,145)
Loss recognized as a result of liability adequacy testing	49	843
Shadow accounting adjustments	(303)	92
Net exchange differences	3,087	(8,598)
Transfer (to)/from reinsurance assets	-	23
Transfer (to)/from insurance contracts for account of policyholders	-	135
Transfers to disposal groups [1]	-	(239)
Other	1	(43)
At December 31	102,418	98,422

[1] Linked to the sale of Aegon UK’s annuity portfolio, refer to note 51 Business combinations.

Summary of Movements in Insurance
Movements during the year in non-life insurance:	2018	2017
At January 1	8,484	9,066
Acquisitions	-	-
Disposals	-	-
Portfolio transfers and acquisitions	-	5
Gross premiums – existing and new business	1,563	1,893
Unwind of discount/interest credited	450	444
Insurance liabilities released	(1,052)	(1,065)
Changes in valuation of expected future claims	(8)	173
Change in unearned premiums	(742)	(1,017)
Change in unexpired risks	2	3
Incurred related to current year	747	750
Incurred related to prior years	195	231
Release for claims settled current year	(278)	(287)
Release for claims settled prior years	(704)	(717)
Shadow accounting adjustments	(459)	76
Change in IBNR	(51)	(79)
Net exchange differences	354	(986)
Other	(2)	(5)
At December 31	8,499	8,484

Movements during the year in incoming reinsurance:	2018	2017
At January 1	3,913	4,739
Gross premium and deposits – existing and new business	1,441	1,625
Unwind of discount/interest credited	199	175
Insurance liabilities released	(1,557)	(2,005)
Change in unearned premiums	-	1
Changes in valuation of expected future benefits	190	(57)
Shadow accounting adjustments	(11)	(1)
Loss recognized as a result of liability adequacy	(4)	(1)
Net exchange differences	205	(558)
Other	2	(4)
At December 31	4,377	3,913

 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2018	2017
At January 1	122,168	120,929
Portfolio transfers and acquisitions	(140)	(259)
Gross premium and deposits – existing and new business	9,716	12,144
Unwind of discount/interest credited	(5,311)	13,349
Insurance liabilities released	(10,471)	(10,882)
Fund charges released	(1,671)	(1,746)
Changes in valuation of expected future benefits	(245)	100
Transfer (to)/from insurance contracts	(27)	(135)
Transfer (to)/from investment contracts for account of policyholders	-	-
Transfers to disposal groups	-	(1,359)
Net exchange differences	3,092	(10,289)
Other	2	317
At December 31	117,113	122,168